Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	¥ 70	¥ 1,833,709
Held-to-maturity securities, less than 12 months, unrealized losses	0	(48,221)
Held-to-maturity securities, 12 months or more, fair value	333,702
Held-to-maturity securities, 12 months or more , unrealized losses	(4,499)
Held-to-maturity securities, fair value, total	333,772	1,833,709
Held-to-maturity securities, unrealized losses, total	(4,499)	(48,221)
Marketable securities, less than 12 months, fair value	131,867	2,365,904
Marketable securities, less than 12 months, unrealized losses	(7,463)	(62,479)
Marketable securities, 12 months or more, fair value	445,923	85,140
Marketable securities, 12 months or more, unrealized losses	(6,722)	(6,018)
Marketable securities, fair value, total	577,790	2,451,044
Marketable securities, unrealized losses, total	(14,185)	(68,497)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		1,812,196
Held-to-maturity securities, less than 12 months, unrealized losses		(48,149)
Held-to-maturity securities, 12 months or more, fair value	333,702
Held-to-maturity securities, 12 months or more , unrealized losses	(4,499)
Held-to-maturity securities, fair value, total	333,702	1,812,196
Held-to-maturity securities, unrealized losses, total	(4,499)	(48,149)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	70	531
Held-to-maturity securities, less than 12 months, unrealized losses	0	(2)
Held-to-maturity securities, fair value, total	70	531
Held-to-maturity securities, unrealized losses, total	0	(2)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		20,788
Held-to-maturity securities, less than 12 months, unrealized losses		(67)
Held-to-maturity securities, fair value, total		20,788
Held-to-maturity securities, unrealized losses, total		(67)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		194
Held-to-maturity securities, less than 12 months, unrealized losses		(3)
Held-to-maturity securities, fair value, total		194
Held-to-maturity securities, unrealized losses, total		(3)
Debt Securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	127,460	495,804
Available-for-sale securities, less than 12 months, unrealized losses	(7,145)	(11,035)
Available-for-sale securities, 12 months or more, fair value	111,941	84,754
Available-for-sale securities, 12 months or more, unrealized losses	(1,028)	(5,925)
Available-for-sale securities, fair value, total	239,401	580,558
Available-for-sale securities, unrealized losses, total	(8,173)	(16,960)
Debt Securities | Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	55,450	223,686
Available-for-sale securities, less than 12 months, unrealized losses	(877)	(3,230)
Available-for-sale securities, 12 months or more, fair value	3,048	54,477
Available-for-sale securities, 12 months or more, unrealized losses	(2)	(1,741)
Available-for-sale securities, fair value, total	58,498	278,163
Available-for-sale securities, unrealized losses, total	(879)	(4,971)
Debt Securities | Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	2,364	12,434
Available-for-sale securities, less than 12 months, unrealized losses	(1)	(64)
Available-for-sale securities, fair value, total	2,364	12,434
Available-for-sale securities, unrealized losses, total	(1)	(64)
Debt Securities | Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	1,034	130,318
Available-for-sale securities, less than 12 months, unrealized losses	(196)	(440)
Available-for-sale securities, 12 months or more, fair value	25,243
Available-for-sale securities, 12 months or more, unrealized losses	(28)
Available-for-sale securities, fair value, total	26,277	130,318
Available-for-sale securities, unrealized losses, total	(224)	(440)
Debt Securities | Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	68,277	126,184
Available-for-sale securities, less than 12 months, unrealized losses	(6,065)	(7,183)
Available-for-sale securities, 12 months or more, fair value	83,650	30,277
Available-for-sale securities, 12 months or more, unrealized losses	(998)	(4,184)
Available-for-sale securities, fair value, total	151,927	156,461
Available-for-sale securities, unrealized losses, total	(7,063)	(11,367)
Debt Securities | Other
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	335	3,182
Available-for-sale securities, less than 12 months, unrealized losses	(6)	(118)
Available-for-sale securities, fair value, total	335	3,182
Available-for-sale securities, unrealized losses, total	(6)	(118)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	4,337	36,391
Available-for-sale securities, less than 12 months, unrealized losses	(318)	(3,223)
Available-for-sale securities, 12 months or more, fair value	280	386
Available-for-sale securities, 12 months or more, unrealized losses	(1,195)	(93)
Available-for-sale securities, fair value, total	4,617	36,777
Available-for-sale securities, unrealized losses, total	¥ (1,513)	¥ (3,316)